BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES	12 Months Ended
Dec. 31, 2019
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES

NOTE 29 - BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES

a)  Controlling Company

As of December 31, 2019, CVH is the controlling company of Telecom Argentina, holding directly and indirectly 28.16% of the total capital stock of the Company. Additionally, and as mentioned below, both VLG S.A.U. and Fintech Telecom, LLC, contributed to the Voting Trust, shares representing 10.92% of the total capital of the Company so the shares subject to such agreement represent 21.84% of the total capital of the Company (the “Shares in Trust”).

As informed in the Voting Trust Agreement, the trustee appointed by CVH must vote the Shares in Trust as instructed or voted by CVH with respect to all issues except in respect of certain matters subject to veto under the Shareholders´ Agreement.

Shareholders’ Agreement: Fintech - CVH

On July 7, 2017 CVH, VLG, Fintech Media LLC (merged to date with Fintech Telecom LLC), Fintech Advisory Inc., GC Dominio S.A. (all of them direct or indirect shareholders of Cablevisión S.A.) and Fintech Telecom LLC (direct or indirect shareholder of Telecom Argentina) entered into a shareholders’ agreement that governs the exercise of their rights as shareholders of the Company. The Shareholders´ Agreement establishes basically:

•

the representation in the corporate bodies, provided that subject to the fulfillment of certain conditions and as long as CVH holds a certain percentage of Telecom Shares, CVH shall be entitled to designate the majority of the directors, members of the Executive Committee, Audit Committee, Supervisory Committee, CEO and any other Key Employee (other than the CFO and the Internal Auditor). CVH shall also be entitled to nominate the Chairman of the Board of Directors and Fintech to nominate de Vice chairman of the Board of Directors.

•

a scheme of supermajorities and required votes for the approval by the Shareholders´ Meetings or Board of Directors´ Meetings, respectively, of certain matters such as: i) the approval of the Business Plan and the Annual Budget of Telecom Argentina; ii) amendments of the bylaws, iii) changes in Independent Auditors, iv) the creation of committees of the Board of Directors, v) hiring of Key Employees as defined in the Shareholders´ Agreement (Key employees will be proposed by CVH, except for the CFO and the internal auditor); vi) merger of Telecom or any other controlled entity, vii) acquisitions of certain assets, viii) sale of certain assets, ix) capital increases; x) incurrence of indebtedness over certain limits, xi) capital investments not contemplated in the Business Plan and the Annual Budget above certain amounts; xii) related party transactions, xiii) contracts that may impose restrictions to the distribution of dividends; xiv) new lines of business or discontinuing existing lines of business; xv) contracting for significant amounts not contemplated in the Business Plan and the Annual Budget, among others.

Voting trust pursuant to the Shareholders’ Agreement between Fintech and CVH

In accordance with the Shareholders´ Agreement, on April 15, 2019, a Voting Trust Agreement (the "Trust Agreement") was regularized, under which Fintech Telecom LLC and VLG S.A.U. (i) each contributed with 235,177,350 shares of Telecom in a voting trust (the "Voting Trust") which, when added to the shares that CVH holds (directly and indirectly) in Telecom, exceed fifty percent (50%) of the outstanding shares, and (ii) CVH and Fintech Telecom LLC each appointed a co-trustee. The shares contributed to the Voting Trust will be voted by the co-trustee of CVH in accordance with the vote of CVH or following the instructions of CVH, except in respect of certain matters subject to veto under the Shareholders´ Agreement, in which case will be voted by the co-trustee of Fintech Telecom LLC in accordance with the vote of Fintech Telecom LLC or following the instructions of Fintech Telecom LLC.

Public Tender Offer due to change of control

On June 21, 2018, CVH informed the Company that it was promoting and formulating a mandatory public tender offer (“PTO”) for all Class B Shares issued by Telecom Argentina listed on BYMA (including outstanding Class C Shares of Telecom Argentina that might be converted into Class B Shares before the expiration deadline) (the “PTO Shares”) at a price of P$110.85 per PTO Share. CVH promoted the PTO under regulations applicable at the time mandating a tender offer following a change of control in the Company.

Pursuant the Telecom Argentina's Shareholders Agreement, Fintech Telecom LLC was obliged against CVH to pay and acquire the 50% of the shares acquired in the PTO (without detriment CVH's right to acquire the first 43,073,760 Class B shares).

Pursuant to public releases published by CVH, as part of the administrative process to authorize the PTO, the CNV expressed its disagreement with the price announced by CVH, and took the position that the price per PTO Share should be US$4.8658 payable in Argentine Pesos at the foreign exchange rate in effect on the business day immediate prior to the settlement of the PTO. CVH considered the CNV’s position unfounded and sought judicial relief.

On November 1st, 2018, the Federal Civil and Commercial Court No. 3 confirmed the preliminary injunction previously issued in favor of CVH, and ordered CNV to abstain for six months from issuing any decision with respect to the authorization of the PTO. The injunction was extended on May 9th, 2019. On July 19th, 2019, the Chamber I of the Federal Civil and Commercial Court of Appeals lifted the injunction, and held in its decision that an appeal by CVH of any decision by the CNV with respect to the PTO would have a suspensive effect. However, the PTO remained at the time subject to the injunction obtained by a shareholder of CVH -Daniel Burgueño- in separate legal proceedings as explained hereunder.

A shareholder of CVH initiated a court proceeding with the Federal Contentious Administrative Court No. 1, Secretariat No. 1 seeking to obtain a declaratory judgment to the effect that the issuance by CNV of Resolution No. 779/18 regulating Law No. 26,831 had terminated CVH’s obligation to conduct the PTO. The relevant provisions of Resolution No. 779/18 regulating Law No. 26,831, specifically Section 32, paragraph k) thereof, exclude from the mandatory tender offer regime certain changes of control, including those resulting from mergers into companies with publicly trades shares which comply with certain conditions. On May 9th, 2019, the court issued an injunction suspending the PTO until the CNV resolves on the applicability of Resolution No. 779/18. This injunction was extended on November 15, 2019.

On December 27, 2019, CVH informed Telecom that on that date CVH was served with notice of the first instance sentence issued by the Federal Contentious Administrative Court No. 1 ruling in favor of Mr. Burgueño, confirming that CVH´s obligation to conduct  a tender offer to acquire the PTO Shares as a result of the change of control in Telecom terminated upon the issuance by CNV of Resolution  No. 779/2018 and ordered the CNV to deem concluded the proceedings initiated by CVH with CNV in connection with the PTO and also to pay all court costs and expenses related to Mr. Burgueño’s complaint. CVH publicly informed that it will adopt all measures aimed at complying with the abovementioned judgment in due course. As of the date of these consolidated financial statements, the first instance sentence of Mr. Burgueño's legal proceeding is not final.

b)  Related Parties

For the purposes of these consolidated financial statements, related parties are those individuals or legal entities which are related (in terms of IAS 24) to Fintech Telecom LLC and CVH, except companies under sect. 33 of the LGS.

c)  Balances with Companies under section 33 - Law No. 19,550 and Related Parties

•	Companies under section 33 - Law No. 19,550 – Associates

	Type of related party	As of December 31,
		2019	2018
CURRENT ASSETS
Other receivables
La Capital Cable S.A.	Associate	36	119
Teledifusora San Miguel Arcángel S.A.	Associate	22	29
Ver T.V. S.A.	Associate	57	73
		115	221
CURRENT LIABILITIES
Trade payables
Televisora Privada del Oeste S.A.	Associate	—	3
		—	3
Other receivables
Televisora Privada del Oeste S.A.)	Associate	3	—
		3	—

•	Related parties

	Type of related party	As of December 31,
		2019	2018
CURRENT ASSETS
Trade receivables
Other Related parties	Related party	136	142
		136	142
CURRENT LIABILITIES
Trade payables
Other Related parties	Related party	881	870
		881	870

d)  Transactions with Companies under section 33 - Law No. 19,550 and related parties

•      Companies under section 33 - Law No. 19,550– Controlling companies

	Transaction	Years ended December 31,
		2019	2018	2017
		Operating costs
CVH	Advisory services	—	—	(152)
		—	—	(152)
		Financial results
CVH	Interests on loans granted	—	—	31
		—	—	31

•      Companies under section 33 - Law No. 19,550– Associates

	Transaction	Years ended December 31,
		2019	2018	2017
		Profit (loss)
		Revenues
La Capital Cable S.A.	Services revenues and other revenues	50	74	63
		50	74	63
		Operating costs
La Capital Cable S.A.	Fees for services	(39)	(37)	(29)
		(39)	(37)	(29)
		Financial results
La Capital Cable S.A.	Interests on debt	—	—	(2)
		—	—	(2)

•	Related Parties

	Transaction	Years ended December 31,
		2019	2018	2017
		Profit (loss)
		Revenues
Other Related parties	Services and advertising revenues	165	191	168
		165	191	168
		Operating costs
Other Related parties	Programming costs	(2,439)	(2,478)	(2,483)
Other Related parties	Editing and distribution of magazines	(695)	(858)	(558)
Other Related parties	Advisory services	(336)	(362)	(548)
Other Related parties	Advertising purchases	(467)	(615)	(255)
Other Related parties	Other purchases	(86)	(168)	(35)
		(4,023)	(4,481)	(3,879)
		Financial Results
Other Related parties		—	—	18
		—	—	18

The transactions discussed above were made on terms no less favorable to Telecom than would have been obtained from unaffiliated third parties. When Telecom Argentina’s transactions represented more than 1% of its total shareholders’ equity, they were approved according to Law No. 26,831, the Bylaws and the Executive Committees’ Faculties and Performance Regulation.

e)  Key Managers

Compensation for Directors and Key Managers includes fixed and variable compensation, retention plans, social security contribution, and, in some cases, accrued severance compensation. Compensation for Directors and Key Managers of Telecom Argentina for the years ended December 31, 2019 and 2018, and compensation for Directors and Key Managers of Cablevisión for the year ended December 31, 2017, amounted to $800,  $324 and $77, respectively (in current currency of the transaction date), and were recorded as expenses under the line item Employee benefits expenses and severance payments. As of December 31, 2019, an amount of $270 remained unpaid.

Telecom Argentina has recorded a provision of $110 for the fees of its Board of Directors’ members for the year ended December 31, 2019 (in current currency of the transaction date). The fees to the Board of Directors of Telecom Argentina for the year ended December 31, 2018 amounted to approximately $83 and the fees to the Board of Directors of Cablevisión for the year ended December 31, 2017 amounted to approximately $13 (both in current currency of the transaction date).

The members and alternate members of the Board of Directors do not hold executive positions in the Company or Company’s subsidiaries.

f)  Amendment of the Telecom Argentina’s Bylaws

The Extraordinary General Meeting and the Special Meetings of the Class “A” and Class “D” Shares held on October 10, 2019 approved the amendment of sections 4, 5 and 6 of the Bylaws, so that the shares Class "A" and Class "D", currently book-entry, may be represented in a cardboard or in book-entry form, as determined by a special meeting of Class "A" or Class "D" shares. The delegation of powers to the Board of Directors was approved to determine the time, terms and condition of issuance of the securities representing the cardboard shares, in the event that this was resolved in the future by the respective Special Meetings of Class “A” and Class "D" shares. This Bylaw’s amendment is pending in the CNV for its subsequent registration within the General Board of Corporations.